Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Net loss	$ (1,869,197)	$ (1,737,700)
Adjustments to reconcile net loss to cash used in operating activities:
Expected credit loss of doubtful accounts	43,163
Amortization of operating right-of-use assets	29,167	24,524
Depreciation and amortization	48,196	716
Investment loss	518,235	457,242
Change in fair value of warrant liabilities	(560,596)
Amortization of discount on deferred acquisition consideration	4,118
Stock-based compensation	644,000
Deferred income taxes	19,655
Changes in operating assets and liabilities
Accounts receivable	342,521	(33,923)
Amount due from related parties	(4,764)
Amount due to related parties	14,682
Deferred contract costs	(11,021)
Contract assets	(266,686)
Prepaid expenses and other current assets	55,004	(510,774)
Other non-current assets		350
Accounts payable	11,328	2,412
Operating lease liabilities	(28,713)	(24,151)
Payroll Payable	(176,530)	(250,368)
Accrued expenses and other current liabilities	(140,633)	21,546
Contract liabilities	114,636	(206,570)
Net cash used in operating activities	(1,213,435)	(2,256,696)
Cash flows from investing activities
Purchase of property and equipment	(38,642)
Purchase of short-term investments	(619,031)	(3,440,000)
Redemption of short-term investments	100,915
Prepayment for purchase of property	(2,969,213)
Acquisition of subsidiaries, net of cash acquired of $58,651	(155,497)
Loan to a third party	(500,000)
Net cash used in investing activities	(4,181,468)	(3,440,000)
Cash flows from financing activities
Loan from a related party	282,613
Repayment to a related party	(141,260)	(978,594)
Proceeds from short-term bank loans	285,467
Repayment of short-term bank loans	(324,006)
Repayment of long-term bank loans	(15,881)
Issuance of ordinary shares upon warrant series b exercise	2
Issuance of ordinary shares upon IPO		10,350,000
Payment of offering costs		(2,133,785)
Net cash provided by financing activities	86,935	7,237,621
Effect of exchange rates on cash	(51,199)	76,811
Net (decrease) increase in cash and restricted cash	(5,359,167)	1,617,736
Cash and restricted cash at beginning of period	9,936,625	43,021
Cash and restricted cash at end of period	4,577,458	1,660,757
Reconciliation of cash and restricted cash with consolidated balance sheets:
Cash	4,552,381	1,636,920
Restricted cash	25,077	23,837
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expenses	7,194
Cash paid for income tax
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOWS INFORMATION:
Operating lease assets obtained in exchange for operating lease obligations	7,423
Deduction of issuance proceeds of prior years deferred offering cost		478,108
Deferred consideration recognized for acquisition	$ 298,561